Going Concern Matters and Realization of Assets (Details) - USD ($)			6 Months Ended		12 Months Ended
	May 16, 2023	Mar. 02, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Going Concern Matters and Realization of Assets
Accumulated deficit			$ (46,858,710)		$ (37,763,447)	$ (24,072,500)
Cash used in operating activities			$ (8,768,464)	$ (5,066,508)	$ (8,419,553)	$ (9,167,965)
Common stock shares issued	2,374,641
Offering price per share	$ 7.25
Subsequent Events
Going Concern Matters and Realization of Assets
Common stock shares issued		4,137,931
Offering price per share		$ 7.25